World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	122,989,548.09	17,231
Yield Supplement Overcollateralization Amount at 06/30/14	2,019,335.85	0
Receivables Balance at 06/30/14	125,008,883.94	17,231
Principal Payments	8,650,323.85	451
Defaulted Receivables	227,366.69	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	1,767,567.14	0
Pool Balance at 07/31/14	114,363,626.26	16,760

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,774,078.92	258
Past Due 61-90 days	657,792.96	67
Past Due 91 + days	120,093.07	15
Total	3,551,964.95	340

Total 31+ Delinquent as % Ending Pool Balance	3.11%

Recoveries	163,550.02

Aggregate Net Losses/(Gains) - July 2014	63,816.67

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	6.04%
Weighted Average Remaining Term	21.63

Flow of Funds	$ Amount

Collections	9,219,363.49
Advances	(1,381.89)
Investment Earnings on Cash Accounts	198.32
Servicing Fee	(104,174.07)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,114,005.85

Distributions of Available Funds
(1) Class A Interest	105,044.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	366,061.17
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,259,860.66
(9) Distribution to Certificateholders	285,370.17
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	9,114,005.85

Servicing Fee	104,174.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 07/15/14	114,729,687.43
Principal Paid	8,625,921.83
Note Balance @ 08/15/14	106,103,765.60

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-3
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-4
Note Balance @ 07/15/14	65,996,687.43
Principal Paid	8,625,921.83
Note Balance @ 08/15/14	57,370,765.60
Note Factor @ 08/15/14	44.8226615%

Class B
Note Balance @ 07/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	24,366,000.00
Note Factor @ 08/15/14	100.0000000%

Class C
Note Balance @ 07/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	24,367,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	202,713.85
Total Principal Paid	8,625,921.83
Total Paid	8,828,635.68

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	105,044.73
Principal Paid	8,625,921.83
Total Paid to A-4 Holders	8,730,966.56

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2537958
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7995736
Total Distribution Amount	11.0533694

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8206940
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.3926468
Total A-4 Distribution Amount	68.2133408

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	42.44
Noteholders' Principal Distributable Amount	957.56

Account Balances	$ Amount

Advances
Balance as of 06/30/14	32,278.76
Balance as of 07/31/14	30,896.87
Change	(1,381.89)

Reserve Account
Balance as of 07/15/14	2,064,965.17
Investment Earnings	39.17
Investment Earnings Paid	(39.17)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17